Leases (Schedule of Future Minimum Lease Payments) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Leases [Abstract]
2026	$ 2,055
2027	1,684
2028	1,532
2029	1,023
2030	337
After 2030	4
Total operating lease payments	6,635
Less: imputed interest	(364)
Present value of lease liabilities	$ 6,271	$ 6,467